UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06730

                  ALLIANCEBERNSTEIN LARGE-CAP GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2007

                   Date of reporting period: October 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein
Large Cap Growth Fund
Portfolio of Investments
October 31, 2006 (unaudited)

Company                                              Shares       U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
Technology - 27.0%
Communication Equipment - 6.7%
Cisco Systems, Inc. (a)                              1,947,200   $   46,985,936
Corning, Inc. (a)                                    2,449,350       50,040,220
Juniper Networks, Inc. (a)(b)                          225,230        3,878,461
QUALCOMM, Inc.                                       2,377,900       86,531,781
                                                                 --------------
                                                                    187,436,398
                                                                 --------------
Computer Hardware/Storage - 6.8%
Apple Computer, Inc. (a)(b)                          1,847,700      149,811,516
Hewlett-Packard Co.                                  1,062,400       41,157,376
                                                                 --------------
                                                                    190,968,892
                                                                 --------------
Computer Peripherals - 1.6%
Network Appliance, Inc. (a)(b)                       1,229,790       44,887,335
                                                                 --------------
Internet Media - 6.7%
Google, Inc.-Class A (a)(b)                            309,510      147,447,469
Yahoo! Inc. (a)(b)                                   1,487,200       39,172,848
                                                                 --------------
                                                                    186,620,317
                                                                 --------------
Semiconductor Components - 4.8%
Advanced Micro Devices, Inc. (a)(b)                  2,111,700       44,915,859
Broadcom Corp.-Class A (a)(b)                        2,351,700       71,185,959
NVIDIA Corp. (a)                                       508,700       17,738,369
                                                                 --------------
                                                                    133,840,187
                                                                 --------------
Software - 0.4%
Oracle Corp. (a)                                       593,200       10,956,404
                                                                 --------------
                                                                    754,709,533
                                                                 --------------
Health Care - 20.9%
Biotechnology - 6.1%
Amgen, Inc. (a)                                        189,900       14,415,309
Genentech, Inc. (a)(b)                                 921,450       76,756,785
Gilead Sciences, Inc. (a)(b)                         1,137,700       78,387,530
                                                                 --------------
                                                                    169,559,624
                                                                 --------------
Drugs - 2.5%
Eli Lilly & Co.                                        292,200       16,366,122
Teva Pharmaceutical Industries Ltd.
   (ADR) (b)                                         1,612,600       53,167,422
                                                                 --------------
                                                                     69,533,544
                                                                 --------------
Medical Products - 2.8%
Alcon, Inc.                                            743,900       78,912,912
                                                                 --------------
Medical Services - 9.5%
Caremark Rx, Inc.                                    1,437,600       70,773,048
Medco Health Solutions, Inc. (a)                       623,500       33,357,250
UnitedHealth Group, Inc.                               383,980       18,730,544
WellPoint, Inc. (a)(b)                               1,881,300      143,580,816
                                                                 --------------
                                                                    266,441,658
                                                                 --------------
                                                                    584,447,738
                                                                 --------------

Finance - 20.3%
Banking - Money Center - 5.4%
Credit Suisse Group (ADR) (b)                          389,400       23,550,912
JP Morgan Chase & Co. (b)                            1,228,600       58,284,784
UBS AG                                               1,151,700       68,917,728
                                                                 --------------
                                                                    150,753,424
                                                                 --------------
Banking - Regional - 0.6%
Northern Trust Corp. (b)                               278,700       16,365,264
                                                                 --------------
Brokerage & Money Management - 10.2%
The Charles Schwab Corp.                               254,300        4,633,346
Franklin Resources, Inc.                               662,293       75,474,910
Goldman Sachs Group, Inc.                              369,250       70,079,958
Legg Mason, Inc. (b)                                   719,870       64,802,697
Merrill Lynch & Co., Inc. (b)                          823,400       71,981,628
                                                                 --------------
                                                                    286,972,539
                                                                 --------------
Insurance - 2.4%
American International Group, Inc.                     988,650       66,407,621
                                                                 --------------
Miscellaneous - 1.7%
Chicago Mercantile Exchange Holdings,
   Inc.-Class A                                         44,600       22,344,600
NYSE Group, Inc. (a)(b)                                347,500       25,711,525
                                                                 --------------
                                                                     48,056,125
                                                                 --------------
                                                                    568,554,973
                                                                 --------------
Consumer Services - 11.7%
Broadcasting & Cable - 2.2%
Comcast Corp.-Special-Class A (a)                      766,200       31,015,776
Time Warner, Inc.                                    1,546,500       30,945,465
                                                                 --------------
                                                                     61,961,241
                                                                 --------------
Cellular Communications - 1.3%
America Movil SA de CV Series L (ADR)                  854,300       36,623,841
                                                                 --------------
Miscellaneous - 0.4%
Electronic Arts, Inc. (a)                              205,400       10,863,606
                                                                 --------------
Restaurants & Lodging - 3.9%
Hilton Hotels Corp. (b)                                630,600       18,236,952
McDonald's Corp.                                     1,417,600       59,425,792
Starwood Hotels & Resorts Worldwide, Inc.              535,300       31,978,822
                                                                 --------------
                                                                    109,641,566
                                                                 --------------
Retail - General Merchandise - 3.9%
Kohl's Corp. (a)                                       584,600       41,272,760
Target Corp. (b)                                       861,900       51,007,242
Wal-Mart Stores, Inc.                                  331,100       16,316,608
                                                                 --------------
                                                                    108,596,610
                                                                 --------------
                                                                    327,686,864
                                                                 --------------

Energy - 6.0%
Oil Service - 6.0%
Baker Hughes, Inc.                                     206,100       14,231,205
GlobalSantaFe Corp. (b)                                510,700       26,505,330
Halliburton Co. (b)                                  3,174,000      102,678,900
Nabors Industries Ltd. (a)(b)                          250,820        7,745,322
Schlumberger, Ltd.                                     265,400       16,741,432
                                                                 --------------
                                                                    167,902,189
                                                                 --------------
Consumer Staples - 5.0%
Household Products - 4.4%
Procter & Gamble Co. (b)                             1,927,100      122,158,869
                                                                 --------------
Miscellaneous - 0.0%
Fortune Brands, Inc.                                    21,500        1,654,425
                                                                 --------------
Retail - Food & Drug - 0.6%
Whole Foods Market, Inc. (b)                           247,200       15,781,248
                                                                 --------------
                                                                    139,594,542
                                                                 --------------
Aerospace & Defense - 4.7%
Aerospace - 4.7%
Boeing Co. (b)                                       1,391,800      111,149,148
Rockwell Collins, Inc. (b)                             326,400       18,957,312
                                                                 --------------
                                                                    130,106,460
                                                                 --------------
Capital Goods - 2.3%
Electrical Equipment - 0.6%
Emerson Electric Co.                                   207,700       17,529,880
                                                                 --------------
Miscellaneous - 1.7%
General Electric Co.                                 1,105,800       38,824,638
United Technologies Corp.                              105,600        6,940,032
                                                                 --------------
                                                                     45,764,670
                                                                 --------------
                                                                     63,294,550
                                                                 --------------
Basic Industry - 1.7%
Chemicals - 1.7%
Monsanto Co.                                         1,055,800       46,687,476
                                                                 --------------
Total Common Stocks
   (cost $2,199,591,784)                                          2,782,984,325
                                                                 --------------

                                                   Principal
                                                     Amount
                                                     (000)
                                                 -------------

SHORT-TERM INVESTMENTS - 0.0%
Time Deposit - 0.0%
State Street Euro Dollar
   4.60%, 11/01/06
   (cost $1,411,000)                             $       1,411        1,411,000
                                                                 --------------

                                                     Shares
                                                 -------------

Total Investments Before Security Lending
Collateral - 99.6%
   (cost $2,201,002,784)                                          2,784,395,325
                                                                 --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
   LOANED - 15.8%
Short Terms - 15.8%
UBS Private Money Market Fund, LLC
   (cost $440,150,298)                             440,150,298      440,150,298
                                                                 --------------
Total Investments - 115.4%
   (cost $2,641,153,082)                                          3,224,545,623
Other assets less liabilities - (15.4)%                            (430,717,293)
                                                                 --------------
Net Assets - 100.0%                                              $2,793,828,330
                                                                 --------------

(a)  Non-income producing security.

(b)  Represents entire or partial securities out on loan.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR - American Depositary Receipt

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.   DESCRIPTION OF EXHIBIT
     -----------   ----------------------
     11 (a) (1)    Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     11 (a) (2)    Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large-Cap Growth Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: December 22, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial
    Officer

Date: December 22, 2006